The Millicom Group - A.1.4. Summarized financial information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Jun. 29, 2022
Disclosure of subsidiaries [line items]
Operating profit (loss)	$ 915	[1]	$ 619	[2]	$ 402	[2]
Net (loss) for the year	129	[1]	542	[2]	(385)	[2]
Non-controlling interest in net (loss)	(48)	[1]	(48)	[2]	(41)	[2]
Total assets (excluding goodwill)	14,198		15,141	[3]	12,422
Total liabilities	10,565		12,401	[3]	10,148
Non-controlling interests	29		157	[3]
Net cash from operating activities	1,284		956	[4]	821	[4]
Net cash from (used in) investing activities	(1,104)		(2,703)	[4]	(495)	[4]
Net cash from (used in) financing activities	(1)		1,777	[4]	(598)	[4]
Exchange impact on cash and cash equivalents, net	(11)		(10)	[4]	(17)	[4]
Net increase (decrease) in cash and cash equivalents	168		20	[4]	(289)	[4]
Telecomunicaciones Digitales, S.A.
Disclosure of subsidiaries [line items]
Percentage of controlling interest acquired							20.00%
Colombia
Disclosure of subsidiaries [line items]
Revenue	1,335		1,414		1,346
Total operating expenses	(492)		(509)		(470)
Operating profit (loss)	64		100		129
Net (loss) for the year	(104)		(80)		(46)
Non-controlling interest in net (loss)	(52)		(40)		(23)
Total assets (excluding goodwill)	1,942		2,336		2,589
Total liabilities	1,890		2,158		2,303
Net assets	52		178		286
Non-controlling interests	28		83		133
Dividends and advances paid to non-controlling interest	(2)		(5)		(4)
Net cash from operating activities	250		272		370
Net cash from (used in) investing activities	(289)		(295)		(311)
Net cash from (used in) financing activities	(133)		30		(47)
Exchange impact on cash and cash equivalents, net	(5)		(10)		(15)
Net increase (decrease) in cash and cash equivalents	(178)		(2)		(3)
Panama
Disclosure of subsidiaries [line items]
Revenue	651		633		585
Total operating expenses	(207)		(207)		(197)
Operating profit (loss)	106		7		(60)
Net (loss) for the year	29		(37)		(89)
Non-controlling interest in net (loss)	4		(7)		(18)
Total assets (excluding goodwill)	1,719		1,717		1,734
Total liabilities	1,318		1,347		1,327
Net assets	401		371		407
Non-controlling interests	0		74
Net cash from operating activities	148		179		193
Net cash from (used in) investing activities	(117)		(118)		(100)
Net cash from (used in) financing activities	(93)		(43)		(69)
Net increase (decrease) in cash and cash equivalents	(63)		17		24
Other
Disclosure of subsidiaries [line items]
Non-controlling interest in net (loss)	0		(1)		0
Non-controlling interests	1		0
Before Consolidation Adjustments | Colombia
Disclosure of subsidiaries [line items]
Non-controlling interests	26		89		143
Before Consolidation Adjustments | Panama
Disclosure of subsidiaries [line items]
Non-controlling interests	0		74		81
Consolidation adjustments | Colombia
Disclosure of subsidiaries [line items]
Non-controlling interests	$ 2		$ (6)		$ (10)

[1]	Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[2]	Re-presented for discontinued operations (see note A.4.)
[3]	Restated after the finalization of the Guatemala purchase accounting. See note A.1.2. for further details.
[4]	Re-presented for discontinued operations (see note A.4.).